Convertible Notes, Summary (Details) - Second JDH Note [Member]	12 Months Ended
Dec. 31, 2022 $ / shares
Convertible Notes [Abstract]
Notice period to prepay Jelco notes	5 days
Conversion price (in dollars per share)	$ 12